Annual Total Returns [BarChart] - PGIM CORE BOND FUND - Class Z	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2010	6.93%
Annual Return 2011	5.76%
Annual Return 2012	7.40%
Annual Return 2013	(2.34%)
Annual Return 2014	1.90%
Annual Return 2015	(0.28%)
Annual Return 2016	3.26%
Annual Return 2017	4.02%
Annual Return 2018	(0.45%)
Annual Return 2019	9.12%

[1]	The total return of the Fund’s Class Z shares for the period from January 1, 2020 to June 30, 2020 was 5.56%.